CONVERTIBLE DEBT (Details)						1 Months Ended	3 Months Ended		12 Months Ended
	May 05, 2026 USD ($) shares	Apr. 21, 2026 USD ($) shares	Dec. 29, 2025 USD ($)	Sep. 19, 2024	Jul. 12, 2024 D shares	Dec. 31, 2024 USD ($) D $ / shares shares	Mar. 31, 2026 USD ($) $ / shares shares	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) individual $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Mar. 23, 2026 USD ($)
CONVERTIBLE DEBT
Gross proceeds									$ 8,762,250	$ 4,940,000
Term				1 year
Conversion Price (in dollars per share) | $ / shares									$ 1
Convertible debt									$ 3,630,000
Conversion of convertible debt and accrued interest (in shares) | shares					321,428
Change in fair value of convertible debt							$ (104,238)	$ (319,695)	(2,146,284)	(1,707,747)
Payments of debt							606,335	$ 321,181	2,518,306	2,262,401
Repayments of convertible debt							$ 502,433		637,500	50,000
In the event of consummation of IPO
CONVERTIBLE DEBT
Aggregate value of share issued (Termination fee)									175,000
Minimum
CONVERTIBLE DEBT
Term							6 months
Maximum
CONVERTIBLE DEBT
Term							1 year
Carrying Amount
CONVERTIBLE DEBT
Convertible debt						$ 8,570,000	$ 6,234,495		4,599,225	8,570,000
Estimated Fair Value
CONVERTIBLE DEBT
Convertible debt						8,542,323	6,593,923		$ 5,321,303	$ 8,542,323
2026 Convertible Notes
CONVERTIBLE DEBT
Principal amount							2,007,150
Gross proceeds							$ 1,861,000
Common stock convertible notes | shares							1,109,421
2026 Convertible Notes | Minimum
CONVERTIBLE DEBT
Interest rate (in percentage)							10.00%
Term							210 days
Conversion Price (in dollars per share) | $ / shares							$ 8
2026 Convertible Notes | Maximum
CONVERTIBLE DEBT
Interest rate (in percentage)							20.00%
Term							1 year
Optional conversion period							210 days
Conversion Price (in dollars per share) | $ / shares							$ 12.8
2026 Convertible Notes | Vanquish and Labrys | Minimum
CONVERTIBLE DEBT
Interest rate (in percentage)							10.00%
2026 Convertible Notes | Vanquish and Labrys | Maximum
CONVERTIBLE DEBT
Interest rate (in percentage)							14.00%
2026 Convertible Notes | Other parties
CONVERTIBLE DEBT
Interest rate (in percentage)							20.00%
2026 Convertible Notes | Carrying Amount
CONVERTIBLE DEBT
Convertible debt							$ 1,861,000
2026 Convertible Notes | Estimated Fair Value
CONVERTIBLE DEBT
Convertible debt							$ 1,798,510
2025 Convertible Notes
CONVERTIBLE DEBT
Number of individuals issued | individual									34
Gross proceeds									$ 3,212,250
Common stock convertible notes | shares									316,398
Conversion of debt to shares | shares									1,094,107
2025 Convertible Notes | Minimum
CONVERTIBLE DEBT
Interest rate (in percentage)									10.00%
Term							210 days		30 days
Optional conversion period									30 days
Conversion Price (in dollars per share) | $ / shares									$ 1.04
2025 Convertible Notes | Maximum
CONVERTIBLE DEBT
Interest rate (in percentage)									20.00%
Term									1 year
Optional conversion period									210 days
Conversion Price (in dollars per share) | $ / shares									$ 36.8
2025 Convertible Notes | Vanquish and Labrys
CONVERTIBLE DEBT
Interest rate (in percentage)									10.00%
2025 Convertible Notes | Other parties
CONVERTIBLE DEBT
Interest rate (in percentage)									20.00%
2025 Convertible Notes | Vanquish | Minimum
CONVERTIBLE DEBT
Percentage of discount received by the entity on prepayment of debt									2.00%
Number of days early payment of prepayment discount									60 days
2025 Convertible Notes | Vanquish | Maximum
CONVERTIBLE DEBT
Percentage of discount received by the entity on prepayment of debt									5.00%
Number of days early payment of prepayment discount									180 days
2025 Convertible Notes | Carrying Amount
CONVERTIBLE DEBT
Convertible debt									$ 3,212,250
2025 Convertible Notes | Estimated Fair Value
CONVERTIBLE DEBT
Convertible debt									$ 3,778,303
2024 Convertible Notes
CONVERTIBLE DEBT
Conversion of debt to shares | shares									258,154
Assumed 2024 notes
CONVERTIBLE DEBT
Interest rate at event of default										10.00%
Percentage of gross proceeds					10.00%
Maturity date | D					5
Threshold days of trailing volume | D					5
Initial mandatory payments of the debt										$ 50,000
Initial mandatory payment required										$ 500,000
Initial mandatory payment period from effective date										30 days
SEPA Convertible Note
CONVERTIBLE DEBT
Convertible debt						2,300,000	$ 1,146,000		$ 1,543,000	$ 2,300,000
Change in fair value of convertible debt							71,119		$ 979,553	$ 0
Conversion of debt to shares | shares									119,307
SEPA Convertible Note, variable price (in $ per share) | $ / shares										$ 4.54
Total						$ 2,500,000	991,135		$ 1,386,975	$ 2,500,000
Fair value of the shares issued									$ 1,099,054
Redemption notice period						10 days
Maximum number of shares issuable | shares										305,663
Cure period										5 days
Undismissed proceedings, cure period										61 days
Threshold amount of other indebtedness						$ 500,000				$ 500,000
The aggregate threshold amount of final judgments						$ 500,000				$ 500,000
Final judgement event of default, unsatisfied period										30 days
Cessation of trading, event of default period										10 days
Other event of default, cure period										10 days
SEPA Convertible Note | Subsequent events
CONVERTIBLE DEBT
Original debt, principal	$ 201,135.29	$ 190,000
Original debt, accrued interest	$ 2,169.06	$ 5,126.3
Conversion of debt to shares | shares	37,931	34,620
SEPA Convertible Note | Maximum | Debt Conversion Option Unavailable
CONVERTIBLE DEBT
Percentage of beneficial ownership						4.99%				4.99%
SEPA Convertible Note | Yorkville
CONVERTIBLE DEBT
Gross proceeds						$ 2,500,000
Interest rate (in percentage)						7.00%				7.00%
Conversion Price (in dollars per share) | $ / shares						$ 64				$ 64
Interest rate at event of default						18.00%
Proceeds from notes payable net						$ 2,300,000
Percentage rate of the original issue discount						8.00%
Threshold percentage of stock price trigger						93.00%
Number of consecutive trading days prior to conversion date (in days) | D						10
Conversion of debt to shares | shares						8,264
SEPA Convertible Note, variable price (in $ per share) | $ / shares						$ 4.54
Percentage of prepayment premium payable						7.00%
Commitment fees						$ 375,000
Payment of upfront commitment fees						187,500
SEPA Convertible Note | Yorkville | Maximum
CONVERTIBLE DEBT
Principal amount						4,500,000				$ 4,500,000
Yorkville Agreement
CONVERTIBLE DEBT
Payments of debt			$ 250,000
No conversion period			14 days
Deferred fee			$ 187,500			$ 187,500				$ 187,500
Termination fee			$ 175,000
Right of first refusal period			24 months
Yorkville Agreement | Subsequent events
CONVERTIBLE DEBT
Final payment											$ 136,975
Standby equity purchase agreement
CONVERTIBLE DEBT
Repayments of convertible debt							375,000
Repayment of principal amount of debt							343,543
Cash paid for interest							7,409
Cash payment							24,048
Original debt, principal							52,297
Original debt, accrued interest							$ 11,194
Conversion of debt to shares | shares							11,548
SEPA Convertible Note, variable price (in $ per share) | $ / shares							$ 5.5